Finance receivables (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of finance receivables
Finance receivables, gross	€ 309,616,000	€ 78,853,000
Unearned interest	(5,828,000)
Finance receivables, net	303,788,000	78,853,000
Current portion of finance receivables, gross	268,617,000	78,853,000
Current portion of unearned interest	(3,450,000)
Non-current portion of finance receivables, net	38,621,000
Finance receivables due for payment
2013	268,617,000
2014	7,501,000
2015	7,516,000
2016	13,681,000
2017	12,301,000
Thereafter
Finance receivables, gross	309,616,000	78,853,000
Finance receivables (Textual) [Abstract]
Expected credit losses from finance receivables recorded	€ 0	€ 0